Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Cash on hand and petty cash	470	470
Checking accounts and demand deposits	1,396,302	915,134
Time deposits	3,245,750	3,788,480

	4,642,522	4,704,084